Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 29, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards – 2024 Awards
While we do not have a formal written policy in place with regard to the timing of awards of SARs or similar awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. Annual equity awards are typically granted to our executives in late January or early February each year. On limited occasions, the Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
The Committee’s general practice, and its practice for fiscal year 2024, has been to complete its annual executive compensation review and determine performance goals and target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings; then equity awards are granted with an effective date on the second full trading day following release of the Company’s fourth quarter earnings. For fiscal year 2025, the Committee granted equity awards in January 2025 effective as of the third full trading day following the release of the Company’s fourth quarter earnings and plans to continue this practice with respect to future grants.
The Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Committee does not time the release of material nonpublic information based on equity award grant dates. Generally, the Committee uses the Company’s three-month average stock price as of the grant date and a valuation model estimation to determine the number of SARs granted.
As set forth in the table below pursuant to Item 402(x)(2) of Regulation
S-K,
in 2024, the Committee granted SARs to the named executive officers with an effective date on the second full trading day following release of the Company’s quarterly earnings. The SARs have a ten-year
term and an exercise price equal to the fair market value of the Company’s common shares on the date of grant. Consistent with the terms of the 2020 Stock Incentive Plan, the exercise price for each such award is the closing trading price of the Company’s common stock on the NYSE on the grant date.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day
beginning immediately
following the
disclosure of material
nonpublic information

Samuel N. Hazen	1/31/2024	79,784	$304.90	$8,158,720	5.18%
William B. Rutherford	1/31/2024	20,634	$304.90	$2,110,035	5.18%
Michael A. Marks	1/31/2024	5,503	$304.90	$ 562,737	5.18%
	4/29/2024	9,096	$311.42	$1,003,379	(2.37%)
Jon M. Foster	1/31/2024	20,634	$304.90	$2,110,035	5.18%
Michael R. McAlevey	1/31/2024	11,005	$304.90	$1,125,372	5.18%
	4/29/2024	2,274	$311.42	$ 250,845	(2.37%)
Michael S. Cuffe, M.D.	1/31/2024	12,656	$304.90	$1,294,204	5.18%

Award Timing Method	The Committee’s general practice, and its practice for fiscal year 2024, has been to complete its annual executive compensation review and determine performance goals and target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings; then equity awards are granted with an effective date on the second full trading day following release of the Company’s fourth quarter earnings. For fiscal year 2025, the Committee granted equity awards in January 2025 effective as of the third full trading day following the release of the Company’s fourth quarter earnings and plans to continue this practice with respect to future grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change		(2.37)	5.18
Samuel N. Hazen [Member]
Awards Close in Time to MNPI Disclosures
Name			Samuel N. Hazen
Underlying Securities			79,784
Exercise Price | $ / shares			$ 304.9
Fair Value as of Grant Date			$ 8,158,720
William B. Rutherford [Member]
Awards Close in Time to MNPI Disclosures
Name			William B. Rutherford
Underlying Securities			20,634
Exercise Price | $ / shares			$ 304.9
Fair Value as of Grant Date			$ 2,110,035
Michael A. Marks [Member]
Awards Close in Time to MNPI Disclosures
Name			Michael A. Marks
Underlying Securities		9,096	5,503
Exercise Price | $ / shares		$ 311.42	$ 304.9
Fair Value as of Grant Date		$ 1,003,379	$ 562,737
Jon M. Foster [Member]
Awards Close in Time to MNPI Disclosures
Name			Jon M. Foster
Underlying Securities			20,634
Exercise Price | $ / shares			$ 304.9
Fair Value as of Grant Date			$ 2,110,035
Michael R. McAlevey [Member]
Awards Close in Time to MNPI Disclosures
Name			Michael R. McAlevey
Underlying Securities		2,274	11,005
Exercise Price | $ / shares		$ 311.42	$ 304.9
Fair Value as of Grant Date		$ 250,845	$ 1,125,372
Michael S. Cuffe, M.D [Member]
Awards Close in Time to MNPI Disclosures
Name			Michael S. Cuffe, M.D.
Underlying Securities			12,656
Exercise Price | $ / shares			$ 304.9
Fair Value as of Grant Date			$ 1,294,204